Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 1,734.02
Total Fee Amount	1,734.02
Total Transaction Valuation	12,556,273.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A